Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued utilities and related expenses (Notes 25 and 28)	₱ 63,731	₱ 63,105
Contract liabilities and unearned revenues (Note 5)	9,499	10,063
Accrued taxes and related expenses (Note 27)	9,445	11,464
Accrued employee benefits and other provisions (Note 28)	6,615	9,087
Accrued interests and other related costs (Note 29)	1,868	1,783
Liability from redemption of preferred shares (Notes 20 and 28)		7,842
Others	2,387	2,769
Accrued expenses and other current liabilities	₱ 93,545	₱ 106,113